Provisions - Summary of Current Provisions (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Beginning balance for the period	₺ 942,352
Ending balance for the period	753,934	₺ 942,352
Current provision
Disclosure of other provisions [line items]
Beginning balance for the period	942,352	1,408,943
Provisions recognized	1,072,418	1,769,129
Payments	(885,458)	(1,984,573)
Transfers from non-current provisions	20,829	20,491
Remeasurements		106
Effect of changes in exchange rates	2,427	81,067
Inflation adjustment	(398,634)	(352,811)
Ending balance for the period	753,934	942,352
Current provision | Legal [member]
Disclosure of other provisions [line items]
Beginning balance for the period	110,094	566,970
Provisions recognized	(105)	444,966
Payments	(61,714)	(845,243)
Transfers from non-current provisions	20,829	20,491
Effect of changes in exchange rates		4,824
Inflation adjustment	(37,234)	(81,914)
Ending balance for the period	31,870	110,094
Current provision | Bonus [member]
Disclosure of other provisions [line items]
Beginning balance for the period	832,258	841,973
Provisions recognized	1,072,523	1,324,163
Payments	(823,744)	(1,139,330)
Remeasurements		106
Effect of changes in exchange rates	2,427	76,243
Inflation adjustment	(361,400)	(270,897)
Ending balance for the period	₺ 722,064	₺ 832,258